SUBSEQUENT EVENTS (Details Narrative)																									1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 02, 2025 shares	Aug. 13, 2024 shares	Aug. 08, 2024 shares	Jul. 18, 2024	Jul. 15, 2024	Jul. 11, 2024 shares	Jul. 09, 2024	Jun. 18, 2024	Jun. 07, 2024 USD ($)	Jun. 06, 2024 USD ($)	Apr. 12, 2024 $ / shares shares	Apr. 02, 2024 USD ($)	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($)	Mar. 21, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 22, 2024 $ / shares	Feb. 12, 2024 USD ($)	Jan. 26, 2024 USD ($)	Jan. 24, 2024 USD ($)	Jan. 16, 2024 USD ($) shares	Jan. 15, 2024 USD ($) shares	Jan. 01, 2024 shares	May 25, 2022 USD ($)	Nov. 30, 2023 USD ($)	Aug. 19, 2024 shares	Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Aug. 13, 2024 shares	Aug. 31, 2024 shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 17, 2024 USD ($)	Mar. 20, 2024 EUR (€)
Number of stock options, granted | shares																														30,000				135,500
Principal amount														$ 2,658,635
Shares canceled | shares																														30,000				21,500
Unregistered shares of restricted common stock, value																																		$ 1,214,473	$ 141,731
Accrued liabilities																																		216,297	$ 9,972
Gross sales price																														$ 1,665,534				$ 1,665,533
Common stock par value | $ / shares																											$ 0.00001			$ 0.00001				$ 0.00001	$ 0.00001
Reverse stock split				1-for-10
Payments of cash for license															$ 2,000,000
Number of shares issued | shares																											2,000			2,000				114,000
Common Stock [Member]
Unregistered shares of restricted common stock, value																																			$ 1
Share issuance for cash, net of transaction costs, shares | shares																											100,698	157,983	172,500					172,500	192,500
Maxim Group LLC [Member]
Gross sales price																														$ 1,665,533
Settlement Agreement [Member]
Total sum cash																									$ 200,000
Cash compensation																									100,000
Unregistered shares of restricted common stock, value																									$ 100,000
Accrued liabilities																																		$ 200,000
2023 Executive Compensation Plan [Member]
Payment of bonus compensation for achievement of milestones														113,470
Loans Payable [Member]
Interest rate																								6.51%
Principal amount																								$ 25,000
Payment of principal amount																								$ 539
Restricted Stock Units (RSUs) [Member]
Number of shares option | shares																														423,725				50,604
Stock option exercise price per shares | $ / shares																														$ 3.91				$ 1.41
Stock options purchase, shares | shares																														39,167				7,973
Subsequent Event [Member]
Restricted stock units, shares | shares			77,000																							9,500
Offerings cost																		$ 100,000,000
Gross sales price									$ 3,389,384	$ 1,650,000
Common stock par value | $ / shares																	$ 0.00001
Reverse stock split				1-for-10	1-for-10		reverse stock split at a ratio of 1-for-10										the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Payments of cash for license															$ 2,000,000	$ 2,000,000
Minimum guarantee obligation payments due | €																																					€ 1,500,000
Payment of consideration received														2,000,000
Payment of compensation														$ 221,588
Minimum stockholders equity requirement																																				$ 5,000,000
Shareholders common stock holding percentage, description			MGO expects that the holders of MGO Common Stock and the Heidmar Shareholders will hold 5.66% and 94.34% (inclusive of shares to be distributed to advisors), respectively,
Share issuance for cash, net of transaction costs, shares | shares						2,000
Subsequent Event [Member] | Common Stock [Member]
Number of shares option | shares						2,000
Number of shares issued | shares						2,000
Subsequent Event [Member] | H M I [Member]
Business acquisition, description of acquired entity								the number of the Company’s outstanding shares of common stock on a fully diluted and as-converted basis immediately prior to the effective time of the Merger, times (y) 16.6667, divided by (z) the number of outstanding HMI Shares immediately prior to the HMI Share Acquisition and (ii) after the Closing and upon the satisfaction of certain earnout conditions set forth in the Business Combination Agreement, additional Holdings Common Shares equal to 10% of the shares issued to the Heidmar Shareholders on the Closing.
Subsequent Event [Member] | Maxim Group LLC [Member]
Offerings cost																		$ 1,650,000
Subsequent Event [Member] | Ojeda Employment Agreement [Member]
Number of shares option | shares													10,000
Annual base salary													$ 325,000
Monthly automobile allowance													$ 1,000
Option term													5 years
Number of option to purchase shares of common stock | shares													10,000
Percentage of exercise price equal to closing price of common stock													110.00%
Subsequent Event [Member] | Hilfiger Employment Agreement [Member]
Number of shares option | shares													10,000
Annual base salary													$ 250,000
Monthly automobile allowance													$ 1,000
Option term													5 years
Number of option to purchase shares of common stock | shares													10,000
Percentage of exercise price equal to closing price of common stock													110.00%
Subsequent Event [Member] | Groves Employment Agreement [Member]
Number of shares option | shares													10,000
Annual base salary													$ 250,000
Monthly automobile allowance													$ 1,000
Option term													5 years
Number of option to purchase shares of common stock | shares													10,000
Percentage of exercise price equal to closing price of common stock													110.00%
Subsequent Event [Member] | Forecast [Member]
Shares canceled | shares																																	32,500
Subsequent Event [Member] | Board of Directors Chairman [Member]
Stock options purchase, shares | shares		114,000																					114,000
Subsequent Event [Member] | Director [Member]
Stock options purchase, shares | shares																															389,237
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Common stock par value | $ / shares											$ 0.00001
Additional shares | shares											182,541
Shares available for future | shares											205,071
Subsequent Event [Member] | Loans Payable [Member]
Interest rate																				12.00%
Principal amount																				$ 85,000
Payment of principal amount																				$ 1,833
Subsequent Event [Member] | Intercompany Demand Note [Member]
Interest rate																			5.07%
Payment of principal amount																			$ 2,658,635
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Number of stock options, granted | shares	5,000
Stock options purchase, shares | shares																																59,491
Conversion of shares | shares																															6,668
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Number of shares option | shares													30,000																		69,000
Stock option exercise price per shares | $ / shares													$ 0.41
Stock options purchase, shares | shares																															58,487
Subsequent Event [Member] | Minimum [Member] | Ojeda Employment Agreement [Member]
Annual base salary													$ 180,000
Subsequent Event [Member] | Minimum [Member] | Hilfiger Employment Agreement [Member]
Annual base salary													144,000
Subsequent Event [Member] | Minimum [Member] | Groves Employment Agreement [Member]
Annual base salary													$ 130,000
Subsequent Event [Member] | Maximum [Member] | 2022 Equity Incentive Plan [Member]
Additional shares | shares											451,188
Subsequent Event [Member] | Vincent Ottomanelli [Member]
Vesting shares | shares																						10,000
Vesting date																						Jan. 15, 2024
Cash bonus																						$ 13,500
Monthly cash fee																						$ 5,000
Subsequent Event [Member] | Ms Perez [Member]
Annual base salary												$ 200,000									$ 165,000
Cash bonus percentage																						20.00%
Restricted stock units, shares | shares																					5,000
Subsequent Event [Member] | Ms Perez [Member] | Minimum [Member]
Cash bonus percentage												20.00%
Subsequent Event [Member] | Ms Perez [Member] | Maximum [Member]
Cash bonus percentage												25.00%